Corporate information	12 Months Ended
Dec. 31, 2017
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Corporate information
1.	Corporate information

Copa Holdings, S. A. (“the Company”) was incorporated according to the laws of the Republic of Panama on May 6, 1988 with an indefinite duration. The Company is a public company listed in the New York Stock Exchange (NYSE) under the symbol CPA since December 14, 2005. The address of its registered office is Boulevard Costa del Este, Avenida Principal y Avenida de la Rotonda, Urbanización Costa del Este, Complejo Business Park, Torre Norte, Parque Lefevre, Panama City, Republic of Panama.

These consolidated financial statements comprise the Company and its subsidiaries: Compañía Panameña de Aviación, S. A. (“Copa Airlines”), Oval Financial Leasing, Ltd. (“OVAL”), AeroRepública, S. A. (“Copa Colombia”):

•	Copa Airlines: the Company’s core operation is incorporated according to the laws of the Republic of Panama and provides international air transportation for passengers, cargo and mail, operating from its Panama City hub in the Republic of Panama.

•	Copa Colombia: is a Colombian air carrier, incorporated according to the laws of the Republic of Colombia which provides domestic and international air transportation for passengers, cargo, and mail.

In October 2016, Copa Colombia officially launched “Wingo” a new low-cost business model. Wingo operates administratively and functionally under Copa Colombia, with an independent structure for its commercialization, distribution systems and customer service. Wingo began operations on December 1st, 2016, currently flights to 14 destinations, 6 domestic and 8 international, in 8 countries in South, Central America and the Caribbean.

•	OVAL: incorporated according to the laws of the British Virgin Islands, it controls the special-purpose entities that have a beneficial interest in the majority of the Company’s fleet, which is leased to either Copa Airlines or Copa Colombia.

The Company currently offers approximately 347 daily scheduled flights to 75 destinations in 31 countries in North, Central and South America and the Caribbean, mainly from its Panama City Hub. Additionally, the Company provides passengers with access to flights to more than 200 international destinations through codeshare agreements. The Company is part of Star Alliance, the leading global airline network since June 2012.

The Company has a broad commercial alliance with United Continental Holdings, Inc. (“United”), which was renewed during May 2016, for another five years. This Alliance includes an extensive and expanding code-sharing and technology cooperation. The Company participated in United’s Mileage Plus frequent flyer loyalty program until June 30, 2015.

On July 1, 2015, Copa Airlines started its new loyalty program “ConnectMiles”, designed to strengthen the relationship with its frequent flyers and provide exclusive attention. The program maintains the mile accumulation and redemption model that Copa Airlines’s passengers have enjoyed in recent years in United’s Mileage Plus frequent flyer loyalty program. ConnectMiles members are eligible to earn and redeem miles to any of Star Alliance’s 1,300 (unaudited) destinations in 190 countries within 28 airlines members (unaudited).

As of December 31, 2017, the Company operates a fleet of 100 aircraft with an average age of 8.00 years, and consists of 66 Boeing 737-800 Next Generation aircraft, 14 Boeing 737-700 Next Generation aircraft and 20 Embraer E190 aircraft.

The consolidated financial statements for the year ended December 31, 2017 have been authorized for issuance by the Company’s Chief Executive Officer and Chief Financial Officer on April 18, 2018.